Earnings/(Loss) Per Share (Details) - Schedule of Basic and Diluted Net Profit Per Share Computation and Provides a Reconciliation - USD ($)		12 Months Ended
		Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Numerator:
Earnings/(loss) attributable to Big Tree Cloud Holdings Limited		$ 640,485	$ 279,565	$ (1,892,581)
Numerator for basic earnings/(loss) per share calculation		640,485	279,565	(1,892,581)
Numerator for diluted earnings/(loss) per share calculation		$ 640,485	$ 279,565	$ (1,892,581)
Denominator:
Weighted average number of ordinary shares – basic (in Shares)	[1]	51,980,418	50,000,000	50,000,000
Weighted average number of ordinary shares – diluted (in Shares)	[1]	51,980,418	50,000,000	50,000,000
Earnings/(loss) per ordinary share
Basic (in Dollars per share)	[1]	$ 0.0123	$ 0.0056	$ (0.0379)
Diluted (in Dollars per share)	[1]	$ 0.0123	$ 0.0056	$ (0.0379)

[1]	The shares are related to the reverse recapitalization for the business combination and reorganization for the founding shareholders are presented on a retroactive basis to reflect both the reverse recapitalization and the reorganization.